Financial Guarantees and Condensed Consolidating Balance Sheet (Details) (USD $)	Dec. 31, 2014	Jun. 11, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 178,491,000		$ 86,064,000	$ 97,879,000	$ 72,742,000
Accounts receivable, net	247,727,000		194,827,000
Inventories, net	173,701,000		156,074,000
Deferred income taxes	16,776,000		2,318,000
Other current assets	89,121,000		59,096,000
Total current assets	705,816,000		498,379,000
Property, plant and equipment, net	870,230,000		652,780,000
Goodwill	220,554,000		115,328,000	80,608,000
Intangible assets, net	178,911,000		169,399,000
Net investment in and advances to (from) subsidiaries	0		0
Deferred income taxes	18,231,000		2,582,000
Other noncurrent assets	41,431,000		26,052,000
Total assets	2,035,173,000		1,464,520,000
Current liabilities:
Short-term borrowings	17,665,000		2,472,000
Accounts payable and accrued liabilities	321,313,000		307,731,000
Income taxes payable	9,636,000		3,613,000
Deferred income taxes	10,217,000		1,342,000
Current portion of long-term debt	31,892,000		13,797,000
Total current liabilities	390,723,000		328,955,000
Long-term debt	1,433,283,000		880,399,000
Deferred income taxes	36,223,000		33,236,000
Other noncurrent liabilities	67,124,000		62,191,000
Total liabilities	1,969,793,000		1,304,781,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	89,181,000	80,792,000	0
Common stock	0		0
Other shareholders’ equity	(24,355,000)		158,896,000
Noncontrolling interest	554,000		843,000
Total equity (deficit)	(23,801,000)		159,739,000	139,202,000	187,297,000
Total liabilities and equity	2,035,173,000		1,464,520,000
PGI (Issuer)
Current assets:
Cash and cash equivalents	34,720,000		2,068,000	486,000
Accounts receivable, net	0		0
Inventories, net	0		0
Deferred income taxes	0		385,000
Other current assets	10,465,000		1,887,000
Total current assets	45,185,000		4,340,000
Property, plant and equipment, net	5,445,000		2,756,000
Goodwill	0		0
Intangible assets, net	34,529,000		31,525,000
Net investment in and advances to (from) subsidiaries	1,437,946,000		1,013,856,000
Deferred income taxes	1,578,000		0
Other noncurrent assets	285,000		298,000
Total assets	1,524,968,000		1,052,775,000
Current liabilities:
Short-term borrowings	405,000		410,000
Accounts payable and accrued liabilities	39,529,000		36,510,000
Income taxes payable	223,000		369,000
Deferred income taxes	2,322,000		0
Current portion of long-term debt	7,143,000		3,039,000
Total current liabilities	49,622,000		40,328,000
Long-term debt	1,410,059,000		850,767,000
Deferred income taxes	0		974,000
Other noncurrent liabilities	461,000		1,810,000
Total liabilities	1,460,142,000		893,879,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	89,181,000
Common stock	0		0
Other shareholders’ equity	(24,355,000)		158,896,000
Noncontrolling interest	0		0
Total equity (deficit)	(24,355,000)		158,896,000
Total liabilities and equity	1,524,968,000		1,052,775,000
Guarantors
Current assets:
Cash and cash equivalents	76,744,000		13,103,000	28,285,000
Accounts receivable, net	39,504,000		46,828,000
Inventories, net	54,044,000		46,428,000
Deferred income taxes	3,279,000		2,438,000
Other current assets	19,250,000		12,696,000
Total current assets	192,821,000		121,493,000
Property, plant and equipment, net	204,800,000		207,256,000
Goodwill	55,999,000		54,683,000
Intangible assets, net	118,283,000		125,146,000
Net investment in and advances to (from) subsidiaries	494,906,000		615,314,000
Deferred income taxes	0		0
Other noncurrent assets	7,111,000		8,869,000
Total assets	1,073,920,000		1,132,761,000
Current liabilities:
Short-term borrowings	0		0
Accounts payable and accrued liabilities	64,552,000		61,950,000
Income taxes payable	2,986,000		0
Deferred income taxes	0		0
Current portion of long-term debt	0		0
Total current liabilities	67,538,000		61,950,000
Long-term debt	0		0
Deferred income taxes	14,897,000		12,543,000
Other noncurrent liabilities	36,839,000		31,718,000
Total liabilities	119,274,000		106,211,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Common stock	0		0
Other shareholders’ equity	954,646,000		1,026,550,000
Noncontrolling interest	0		0
Total equity (deficit)	954,646,000		1,026,550,000
Total liabilities and equity	1,073,920,000		1,132,761,000
Non-Guarantors
Current assets:
Cash and cash equivalents	67,027,000		70,893,000	69,108,000
Accounts receivable, net	208,223,000		147,999,000
Inventories, net	120,775,000		109,646,000
Deferred income taxes	16,523,000		2,318,000
Other current assets	59,406,000		44,513,000
Total current assets	471,954,000		375,369,000
Property, plant and equipment, net	659,985,000		442,768,000
Goodwill	164,555,000		60,645,000
Intangible assets, net	26,099,000		12,728,000
Net investment in and advances to (from) subsidiaries	(811,794,000)		(363,414,000)
Deferred income taxes	18,232,000		2,582,000
Other noncurrent assets	34,035,000		16,885,000
Total assets	563,066,000		547,563,000
Current liabilities:
Short-term borrowings	17,260,000		2,062,000
Accounts payable and accrued liabilities	217,232,000		209,271,000
Income taxes payable	6,427,000		3,244,000
Deferred income taxes	10,216,000		194,000
Current portion of long-term debt	24,749,000		10,758,000
Total current liabilities	275,884,000		225,529,000
Long-term debt	23,224,000		29,632,000
Deferred income taxes	23,760,000		23,689,000
Other noncurrent liabilities	72,264,000		28,663,000
Total liabilities	395,132,000		307,513,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Common stock	16,966,000		16,966,000
Other shareholders’ equity	150,414,000		222,241,000
Noncontrolling interest	554,000		843,000
Total equity (deficit)	167,934,000		240,050,000
Total liabilities and equity	563,066,000		547,563,000
Eliminations
Current assets:
Cash and cash equivalents	0		0	0
Accounts receivable, net	0		0
Inventories, net	(1,118,000)		0
Deferred income taxes	(3,026,000)		(2,823,000)
Other current assets	0		0
Total current assets	(4,144,000)		(2,823,000)
Property, plant and equipment, net	0		0
Goodwill	0		0
Intangible assets, net	0		0
Net investment in and advances to (from) subsidiaries	(1,121,058,000)		(1,265,756,000)
Deferred income taxes	(1,579,000)		0
Other noncurrent assets	0		0
Total assets	(1,126,781,000)		(1,268,579,000)
Current liabilities:
Short-term borrowings	0		0
Accounts payable and accrued liabilities	0		0
Income taxes payable	0		0
Deferred income taxes	(2,321,000)		1,148,000
Current portion of long-term debt	0		0
Total current liabilities	(2,321,000)		1,148,000
Long-term debt	0		0
Deferred income taxes	(2,434,000)		(3,970,000)
Other noncurrent liabilities	0		0
Total liabilities	(4,755,000)		(2,822,000)
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Common stock	(16,966,000)		(16,966,000)
Other shareholders’ equity	(1,105,060,000)		(1,248,791,000)
Noncontrolling interest	0		0
Total equity (deficit)	(1,122,026,000)		(1,265,757,000)
Total liabilities and equity	(1,126,781,000)		(1,268,579,000)
Maximum [Member]
Current liabilities:
Other noncurrent liabilities	109,564,000
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 89,181,000